Taxes Based on Income (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
The primary components of the temporary differences that gave rise to the Company's deferred tax assets and liabilities
Accrued expenses not currently deductible	$ 62.2	$ 69.7
Net operating losses	352.3	348.5
Tax credit carryforwards	129.8	111.4
Capital loss carryforward	11.7	13.5
Postretirement and postemployment benefits	102.7	108.6
Pension costs	127.5	104.2
Inventory reserves	11.9	11.6
Other assets	3.7	7.5
Valuation allowance	(122.8)	(115.6)
Total deferred tax assets	679.0	659.4
Depreciation and amortization	(168.7)	(188.1)
Repatriation accrual	(18.1)	(15.3)
Foreign operating loss recapture	(119.0)	(122.0)
Other liabilities	(9.8)	(6.6)
Total deferred tax liabilities	(315.6)	(332.0)
Total net deferred tax assets from continuing operations	$ 363.4	$ 327.4